Share-based compensation - Annual Plan (Details)					12 Months Ended
	Feb. 09, 2022 USD ($) EquityInstruments item	Jul. 01, 2021 USD ($) EquityInstruments item	Jun. 01, 2021 USD ($) EquityInstruments	Jan. 20, 2021 USD ($) EquityInstruments	Jun. 30, 2022
Sign-On RSU Award
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $			$ 31.90
Number of units granted			6,269
Vesting period			12 months
Share Options (Alignment Grant)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage				25.00%	25.00%
Supervisory Board Award (Restricted Shares)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $	$ 16.02	$ 30.68		$ 31
Number of units granted	22,880	7,393		15,384
Number of Supervisory Board Members that have been granted awards | item	4	2
Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted		171,164
Long-Term Incentive Plan | Grant date fair value of 30.68 USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $		$ 30.68
Number of units granted		170,221
Long-Term Incentive Plan | Grant date fair value of 22.38 USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date fair value | $		$ 22.38
Number of units granted		943
Time-vesting RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted		62,217
Percentage of awards vesting annually		33.33%
Annual vesting percentage		33.33%
Vesting period		3 years
Non-Market Performance RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units granted		108,947
Vesting period		3 years
Duration of gross profit target		3 years
Minimum | Non-Market Performance RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Potential award level of grant, depending on achievement of gross profit target		25.00%
Maximum | Non-Market Performance RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Potential award level of grant, depending on achievement of gross profit target		200.00%